Subsequent Events (Details Narrative) - USD ($)	Apr. 01, 2022	Mar. 08, 2022	Jan. 31, 2022	Jan. 31, 2022	Jan. 24, 2022	Mar. 18, 2022
Bakery Bam [Member]
Subsequent Event [Line Items]
Contract with customer breach					$ 1,900,000
Order of services					77,800
Specific ingredients					42,400
Purchase agreements					$ 1,816,017
Bakery Bam [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contract with customer breach	$ 1,900,000
Order of services	77,800
Specific ingredients	42,400
Purchase agreements	$ 1,816,017
Barnes And Thornburg [Member]
Subsequent Event [Line Items]
Unpaid invoices						$ 885,163.72
Raw materials allegedly						4,658,593.02
Barnes And Thornburg [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Unpaid invoices						885,163.72
Raw materials allegedly						$ 4,658,593.02
Flavor Producers LLC [Member]
Subsequent Event [Line Items]
Compensatory damages			$ 389,989.60
Flavor Producers LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Compensatory damages				$ 389,989.60
Forecast [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Initial borrow of notes		$ 3,000,000
Accrued interest percentage		18.00%
Issued discounts senior secured notes		14.00%